Derivatives and Hedging Activities (Tables)	6 Months Ended
Jun. 30, 2013
Notes To Financial Statements [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]

Changes in Accumulated Other Comprehensive Income by Component
	Affected Line Item in the Consolidated Statements Of Operations	Gains and Losses on Cash Flow Hedges
		For the six months ended June 30,
		2013	2012
Beginning balance		$(26,881)	$(38,579)
Other comprehensive income before reclassifications		11,904	(5,293)
Amounts reclassified from accumulated other comprehensive income (interest rate contracts)	Interest expense	8,477	10,495
Net current-period other comprehensive income attributable to Mid-America Apartments, L.P.		20,381	5,202
Ending balance		$(6,500)	$(33,377)

Outstanding Interest Rate Derivatives Designated as Cash Flow Hedges of Interest Rate Risk
As of June 30, 2013, MAALP had the following outstanding interest rate derivatives that were designated as cash flow hedges of interest rate risk:

Interest Rate Derivative	Number of Instruments	Notional
Interest Rate Caps	10	$205,180,000
Interest Rate Swaps (1)	19	$584,000,000

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]
As of June 30, 2013, MAALP had the following outstanding interest rate derivatives that were not designated as hedges:

Interest Rate Derivative	Number of Instruments	Notional
Interest Rate Caps	11	$63,820,000

Fair Values of Derivative Instruments on Condensed Consolidated Balance Sheet

	Asset Derivatives			Liability Derivatives
		June 30, 2013	December 31, 2012		June 30, 2013	December 31, 2012
Derivatives designated as hedging instruments	Balance Sheet Location	Fair Value	Fair Value	Balance Sheet Location	Fair Value	Fair Value
Interest rate contracts	Other assets	$10,626	$245	Fair market value of interest rate swaps	$11,907	$21,423

Total derivatives designated as hedging instruments		$10,626	$245		$11,907	$21,423

Derivatives not designated as hedging instruments

Interest rate contracts	Other assets	$62	$43		$—	$—

Total derivatives not designated as hedging instruments		$62	$43		$—	$—

Offsetting of Derivative Assets
As of June 30, 2013
				Gross Amounts Not Offset in the Statement of Financial Position

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets presented in the Statement of Financial Position	Financial Instruments	Cash Collateral Received	Net Amount
Derivatives	$10,688	—	$10,688	$(422)	—	$10,266

Offsetting of Derivative Liabilities
As of June 30, 2013
				Gross Amounts Not Offset in the Statement of Financial Position

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities presented in the Statement of Financial Position	Financial Instruments	Cash Collateral Posted	Net Amount
Derivatives	$11,907	—	$11,907	$(422)	—	$11,485

Offsetting of Derivative Assets
As of December 31, 2012
				Gross Amounts Not Offset in the Statement of Financial Position

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets presented in the Statement of Financial Position	Financial Instruments	Cash Collateral Received	Net Amount
Derivatives	$288	—	$288	—	—	$288

Offsetting of Derivative Liabilities
As of December 31, 2012
				Gross Amounts Not Offset in the Statement of Financial Position

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities presented in the Statement of Financial Position	Financial Instruments	Cash Collateral Posted	Net Amount
Derivatives	$21,423	—	$21,423	—	—	$21,423

Effect of Derivative Instruments on Consolidated Statement of Operations

Derivatives in Cash Flow Hedging Relationships	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)		Location of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		Location of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
Three months ended June 30,	2013	2012		2013	2012		2013	2012

Interest rate contracts	$12,101	$(3,991)	Interest expense	$(3,932)	$(4,944)	Interest expense	$23	$(23)

Total derivatives in cash flow hedging relationships	$12,101	$(3,991)		$(3,932)	$(4,944)		$23	$(23)

Six months ended June 30,

Interest rate contracts	$11,904	$(5,293)	Interest expense	$(8,477)	$(10,495)	Interest expense	$26	$(33)

Total derivatives in cash flow hedging relationships	$11,904	$(5,293)		$(8,477)	$(10,495)		$26	$(33)

Derivatives Not Designated as Hedging Instruments

Three months ended June 30,						Location of Gain or (Loss) Recognized in Income	2013	2012

Interest rate contracts						Interest expense	$10	$(9)

Total							$10	$(9)

Six months ended June 30,

Interest rate contracts						Interest expense	$(3)	$(33)

Total							$(3)	$(33)